Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Schedule of Other Assets
	2024		2023	2022

Inventory of rewards	Ps.	130,411	204,117	153,168
Security deposit		14,366	13,325	8,654
Rewards catalogs		7,860	11,233	13,009
Recoverable taxes		2,290	1,741	2,133
Accounts receivable from consultors		1,660	41,699	42,878
Other receivables		5,246	12,330	15,099

		161,833	284,445	234,941

Current		147,329	230,688	188,266
Non-current		14,504	53,757	46,675

	Ps.	161,833	284,445	234,941